Financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities.
Liabilities to financial institutions and similar liabilities	kr 28,069	kr 10,546	kr 10,449
Other interest-bearing liabilities	237	759	583
Total interest-bearing financial liabilities	28,306	11,305	11,032
Accounts payable	3,004	1,937	3,202
Other non-interest-bearing liabilities	692	1,405	1,172
Total non-interest-bearing financial liabilities	3,696	3,342	4,374
TOTAL FINANCIAL LIABILITIES	kr 32,002	kr 14,647	kr 15,406